Condensed Consolidated Statements of Changes in Shareholders' Deficit - USD ($)	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Common Stock [Member] Common Class C [Member]	Common Stock [Member] Common Class D [Member]	Common Stock [Member] Common Class E [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Parent [Member]	Total
Balance at Mar. 31, 2023	$ 29,995					$ 160,230	$ (276,332)			$ (86,107)
Balance, shares at Mar. 31, 2023	29,995,000
Net income							(412,971)			(412,971)
Foreign currency translation adjustment								2,608		2,608
Shareholder loan cancellation						83,300				83,300
Balance at Mar. 31, 2024	$ 29,995					243,530	(689,303)	2,608	$ (413,170)	(413,170)
Balance, shares at Mar. 31, 2024	29,995,000
Net income							(213,908)		(213,908)	(213,908)
Foreign currency translation adjustment								2,275	2,275	2,275
Balance at Jun. 30, 2024	$ 29,995					243,530	(903,211)	4,883	(624,803)	(624,803)
Balance, shares at Jun. 30, 2024	29,995,000
Balance at Mar. 31, 2024	$ 29,995					243,530	(689,303)	2,608	(413,170)	(413,170)
Balance, shares at Mar. 31, 2024	29,995,000
Net income										(411,654)
Balance at Sep. 30, 2024	$ 29,995					243,530	(1,100,957)	(14,268)	(841,700)	(841,700)
Balance, shares at Sep. 30, 2024	29,995,000
Balance at Mar. 31, 2024	$ 29,995					243,530	(689,303)	2,608	(413,170)	(413,170)
Balance, shares at Mar. 31, 2024	29,995,000
Net income							(720,409)			(720,409)
Foreign currency translation adjustment								3,562		3,562
Balance at Mar. 31, 2025	$ 29,995					243,530	(1,409,712)	6,170	(1,130,017)	(1,130,017)
Balance, shares at Mar. 31, 2025	29,995,000
Balance at Jun. 30, 2024	$ 29,995					243,530	(903,211)	4,883	(624,803)	(624,803)
Balance, shares at Jun. 30, 2024	29,995,000
Net income							(197,746)		(197,746)	(197,746)
Foreign currency translation adjustment								(19,151)	(19,151)	(19,151)
Balance at Sep. 30, 2024	$ 29,995					243,530	(1,100,957)	(14,268)	(841,700)	(841,700)
Balance, shares at Sep. 30, 2024	29,995,000
Balance at Mar. 31, 2025	$ 29,995					243,530	(1,409,712)	6,170	(1,130,017)	(1,130,017)
Balance, shares at Mar. 31, 2025	29,995,000
Net income							(133,372)		(133,372)	(133,372)
Foreign currency translation adjustment								(7,937)	(7,937)	(7,937)
Balance at Jun. 30, 2025	$ 29,995					243,530	(1,543,084)	(1,767)	(1,271,326)	(1,271,326)
Balance, shares at Jun. 30, 2025	29,995,000
Balance at Mar. 31, 2025	$ 29,995					243,530	(1,409,712)	6,170	(1,130,017)	(1,130,017)
Balance, shares at Mar. 31, 2025	29,995,000
Net income										(194,970)
Balance at Sep. 30, 2025	$ 29,995					243,530	(1,604,682)	(4,540)	(1,335,697)	(1,335,697)
Balance, shares at Sep. 30, 2025	29,995,000
Balance at Jun. 30, 2025	$ 29,995					243,530	(1,543,084)	(1,767)	(1,271,326)	(1,271,326)
Balance, shares at Jun. 30, 2025	29,995,000
Net income							(61,598)		(61,598)	(61,598)
Foreign currency translation adjustment								(2,773)	(2,773)	(2,773)
Balance at Sep. 30, 2025	$ 29,995					$ 243,530	$ (1,604,682)	$ (4,540)	$ (1,335,697)	$ (1,335,697)
Balance, shares at Sep. 30, 2025	29,995,000